Financial Instruments - Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	$ (816)
Ending balance	1,200	$ (816)
Unobservable inputs
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	(27)	297
Net gains/(losses) recognised in revenue	1,085	(258)
Purchases	453	461
Sales	(633)	(540)
Recategorisations (net)	(125)	18
Currency translation differences	1	(5)
Ending balance	$ 754	$ (27)